As filed with the Securities and Exchange Commission on June 28, 2004

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 31 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 31 ☒

(Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

W. JOHN MCGUIRE, ESQ.	RICHARD MORRIS, ESQ.
MORGAN, LEWIS & BOCKIUS LLP	BARCLAYS GLOBAL INVESTORS N.A.
1111 PENNSYLVANIA AVE., NW	45 FREMONT STREET
WASHINGTON, D.C. 20004	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 1, 2004 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ The post-effective amendment designates a new effective date for a previously filed post-effective amendment

iShares®

PROSPECTUS for

iSHARES BOND FUNDS

iSHARES LEHMAN 1 – 3 YEAR TREASURY BOND FUND

iSHARES LEHMAN 7 – 10 YEAR TREASURY BOND FUND

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND

iSHARES LEHMAN TIPS BOND FUND

iSHARES LEHMAN AGGREGATE BOND FUND

iSHARES GS $ INVESTOP™ CORPORATE BOND FUND

YOUR iSHARES INVESTMENTS at a GLANCE

iShares®

iShares Trust

The iShares Trust consists of over 60 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond market index compiled by Lehman Brothers or Goldman, Sachs & Co. (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

iShares GS $ InvesTop™ Corporate Bond Fund

Barclays Global Fund Advisors (“BGFA”) is the investment advisor to each Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange and the New York Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated July 1, 2004

Details on Investing	Overview	1
in iShares	Introduction	1
	Investment Objective	1

	Principal Investment Strategies	1
	Representative Sampling	2
	Correlation	2
	Industry Concentration Policy	3

Details on the Risks of	Principal Risk Factors Common to All
Investing in iShares	Funds	3
	Market Risk	3
	Asset Class Risk	3
	Interest Rate Risk	3
	Credit Risk	3
	Passive Investments	3
	Concentration	4
	Tracking Error Risk	4
	Market Trading Risk	4
	Lack of Governmental Insurance or Guarantee	4

Details on Each	Description of iShares Funds	5
iShares Fund	iShares Lehman Series
	iShares Lehman 1-3 Year Treasury Bond Fund	6
	iShares Lehman 7-10 Year Treasury Bond Fund	9
	iShares Lehman 20+ Year Treasury Bond Fund	12
	iShares Lehman TIPS Bond Fund	15
	iShares Lehman Aggregate Bond Fund	17
	iShares Goldman Sachs Series
	iShares GS $ InvesTop™ Corporate Bond Fund	19

Details on Management	Management	22
and Operations	Investment Advisor	22
	Administrator, Custodian and Transfer Agent	22

Details on Buying and	Shareholder Information	22
Selling iShares	Buying and Selling Shares	22
	Book Entry	23
	Share Prices	23
	Determination of Net Asset Value	23
	Dividends and Distributions	23
	Taxes	24
	Taxes on Distributions	24
	Taxes when Shares are Sold	24
	Creations and Redemptions	25
	Transaction Fees	25

	Distribution	26

	Financial Highlights	27

	Index Providers	29

	Disclaimers	29

	Supplemental Information	32
	Premium/Discount Information	32
	Total Return Information	34

page i

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Lehman Brothers (“Lehman Brothers”) is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

Goldman, Sachs & Co. (“Goldman Sachs”) is a leading global investment banking and securities firm that provides a full range of investing, advisory, and financing services worldwide to a substantial and diversified client base.

BGFA, the investment advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds section provides important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each iShares Lehman Treasury Fund (a “Treasury Fund”) generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. Government bonds. Each Treasury Fund also may invest up to 10% of its assets in U.S. Government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

®	iShares is a registered trademark of Barclays Global Investors, N.A.

iShares Overview

The iShares Lehman TIPS Bond Fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Underlying Index and at least 95% of its assets in U.S. Government bonds. The Fund also may invest up to 10% of its assets in U.S. Government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The iShares Lehman Aggregate Bond Fund will seek to track the performance of its Underlying Index by investing approximately 90% of its assets in the bonds represented in its Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. For example, the Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A substantial portion of the bonds represented in the Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments.

The iShares GS $ InvesTop™ Corporate Bond Fund generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Representative Sampling

BGFA uses a Representative Sampling strategy to manage each Fund. “Representative Sampling” is investing in a representative sample of bonds in the Underlying Index, which have a similar investment profile as the relevant Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the bonds that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using

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a Representative Sampling strategy can be expected to have a greater tracking error than a Fund using a Replication strategy. Replication is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets), in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of iShares Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of bonds in which a Fund invests may underperform returns from the various general bond markets or different asset classes. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Interest Rate Risk

As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent a Fund invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit Risk

This is the chance that any of the Fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level and share price. Securities issued by the U.S. government have virtually no credit risk. However, securities issued by U.S. government agencies (such as U.S. agency mortgage pass-through securities) are not necessarily backed by the full faith and credit of the U.S. government.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. bond market segments relating to its Underlying Index. Each Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

iShares Overview

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those bonds and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error.” Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Description of iShares Funds

■	iShares Lehman 1-3 Year Treasury Bond Fund

■	iShares Lehman 7-10 Year Treasury Bond Fund

■	iShares Lehman 20+ Year Treasury Bond Fund

■	iShares Lehman TIPS Bond Fund

■	iShares Lehman Aggregate Bond Fund

■	iShares GS $ InvesTop™ Corporate Bond Fund

Lehman Brothers, Lehman Brothers 1-3 Year U.S. Treasury Index, Lehman Brothers 7-10 Year U.S. Treasury Index, Lehman Brothers 20+ Year U.S. Treasury Index, Lehman Brothers U.S. Treasury Inflation Notes Index and Lehman Brothers U.S. Aggregate Index are trademarks of Lehman Brothers and have been licensed for use for certain purposes by BGI. The Funds that are based on the Lehman Brothers indices are not sponsored or endorsed by Lehman Brothers, and Lehman Brothers makes no representations regarding the advisability of investing in shares of the Trust.

“GS $ InvesTop™”, “GS $ Investment Grade Index™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The GS $ InvesTop™ Corporate Bond Fund is not sponsored or endorsed by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in shares of the Trust.

Description of iShares Funds

iShares Lehman 1-3 Year Treasury

Bond Fund

Cusip: 464287457

Trading Symbol: SHY

Underlying Index: Lehman Brothers 1-3 Year U.S. Treasury Index

Investment Objective

The iShares Lehman 1-3 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 3 years. As of May 31, 2004, there were 31 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. Government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. Government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1The Fund’s total return for the three months ended March 31, 2004 was 1.00%. The best calendar quarter return during the period shown above was 0.69% in the 2nd quarter of 2003; the worst was 0.12% in the 4th quarter of 2003.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.79%	2.82%
Return After Taxes on Distributions[2]	1.23%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.16%	2.04%

Index (Index returns do not reflect deductions for fees, expenses, or taxes)	1.92%	3.00%

[1]	Inception date: 7/22/2002.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Lehman 1-3 Year Treasury Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2004 was $8,174,000. Investors who hold Creation Units will pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,174,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,558 if the Creation Unit is redeemed after one year, $39,532 if the Creation Unit is redeemed after three years, $69,185 if the Creation Unit is redeemed after five years and $156,856 if the Creation Unit is redeemed after ten years.

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iShares Lehman 7-10 Year Treasury Bond Fund

Cusip: 464287440

Trading Symbol: IEF

Underlying Index: Lehman Brothers 7-10 Year U.S. Treasury Index

Investment Objective

The iShares Lehman 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 7 years and less than 10 years. As of May 31, 2004, there were 13 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 7 years and less than 10 years, are rated investment grade, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. Government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. Government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors.

iShares Lehman 7-10 Year Treasury Bond Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1The Fund’s total return for the three months ended March 31, 2004 was 4.17%. The best calendar quarter return during the period shown above was 3.20% in the 2nd quarter of 2003; the worst was -1.11% in the 3rd quarter of 2003.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	2.05%	6.25%
Return After Taxes on Distributions[2]	0.71%	4.70%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.32%	4.40%

Index (Index returns do not reflect deductions for fees, expenses, or taxes)	1.87%	6.02%

[1]	Inception date: 7/22/2002.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2004 was $8,263,000. Investors who hold Creation Units will pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,263,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,695 if the Creation Unit is redeemed after one year, $39,962 if the Creation Unit is redeemed after three years, $69,938 if the Creation Unit is redeemed after five years and $158,564 if the Creation Unit is redeemed after ten years.

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

Cusip: 464287432

Trading Symbol: TLT

Underlying Index: Lehman Brothers 20+ Year U.S. Treasury Index

Investment Objective

The iShares Lehman 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2004, there were 15 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are state and local government series bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. Government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. Government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1The Fund’s total return for the three months ended March 31, 2004 was 5.79%. The best calendar quarter return during the period shown above was 5.53% in the 2nd quarter of 2003; the worst was -3.29% in the 3rd quarter of 2003.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.76%	7.58%
Return After Taxes on Distributions[2]	-0.08%	5.61%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.13%	5.29%

Index (Index returns do not reflect deductions for fees, expenses, or taxes)	1.80%	7.69%

[1]	Inception date: 7/22/2002.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares Lehman 20+ Year Treasury Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2004 was $8,291,000. Investors who hold Creation Units will pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,291,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,738 if the Creation Unit is redeemed after one year, $40,098 if the Creation Unit is redeemed after three years, $70,175 if the Creation Unit is redeemed after five years and $159,101 if the Creation Unit is redeemed after ten years.

i  Shares

iShares Lehman TIPS

Bond Fund

Cusip: 464287176

Trading Symbol: TIP

Underlying Index: Lehman Brothers U.S. Treasury Inflation Notes Index

Investment Objective

The iShares Lehman TIPS Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. As of May 31, 2004, there were 12 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. Government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even inflation-protected bonds, may fall because of a rise in interest rates. However, because most of the bonds in the Fund’s portfolio are inflation-protected obligations of the U.S. Treasury that are adjusted for inflation, the Fund should be less susceptible to increases in interest rates and interest rate risk than conventional government bond funds with a similar average maturity.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors.

■	It is possible that prices throughout the economy may decline over time, resulting in “deflation”. If this occurs, the principal and income of inflation-protected bonds held by the Fund would likely decline in price, which could result in losses for the Fund.

iShares Lehman TIPS Bond Fund

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of May 31, 2004 was $10,222,000. Investors who hold Creation Units will pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $10,222,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $20,935 if the Creation Unit is redeemed after one year and $65,867 if the Creation Unit is redeemed after three years.

i  Shares

iShares Lehman Aggregate

Bond Fund

Cusip: 464287226

Trading Symbol: AGG

Underlying Index: Lehman Brothers U.S. Aggregate Index

Investment Objective

The iShares Lehman Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index measures the performance of the total United States investment grade bond market. As of May 31, 2004, there were over 6,968 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index must have $250 million or more of outstanding face value and must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds are excluded from the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 90% of its assets in bonds (including mortgage-backed securities), the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds, even those issued by the U.S. Government, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors.

■	A large portion of the Fund may be invested in mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”) or Government National Mortgage Association (“Ginnie Mae”). These securities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obliged to do so.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

iShares Lehman Aggregate Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.20%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $9,992,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $9,992,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,463 if the Creation Unit is redeemed after one year and $65,382 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus.

i  Shares

iShares GS $ InvesTop™ Corporate Bond Fund

CUSIP: 464287242

Trading Symbol: LQD

Underlying Index: GS $ InvesTop™ Index

Investment Objective

The iShares GS $ InvesTop™ Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop™ Index (the “Index”).

Principal Investment Strategy

The Index measures the performance of a fixed number of highly liquid, investment grade corporate bonds. As of May 31, 2004, there were 100 bonds included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index is a rules-based index consisting of highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. The Index was started in 1999 and is a subset of the GS $ Investment Grade Index™, an index of over 500 investment grade bonds. Bonds in the Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index using defined rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, SEC registered corporate bonds that (i) are issued by companies domiciled in the U.S., Canada, Western Europe, or Japan; (ii) are rated investment grade; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Bonds are automatically disqualified from being included in the Index if their average spreads and volatility fall outside of certain defined ranges. The Index is equally weighted by par value and the securities in the Index are updated on the last business day of each month.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in corporate bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors.

■	The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular securities, or to a single economic, political or regulatory occurrence affecting these securities.

iShares GS $ InvesTop™ Corporate Bond Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1The Fund’s total return for the three months ended March 31, 2004 was 3.71%. The best calendar quarter return during the period shown above was 5.26% in the 2nd quarter of 2003; the worst was -0.81% in the 3rd quarter of 2003.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	7.43%	10.32%
Return After Taxes on Distributions[2]	5.58%	8.33%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.80%	7.60%

Index (Index returns do not reflect deductions for fees, expenses, or taxes)	7.28%	10.54%

[1]	Inception date: 7/22/2002.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $10,730,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,730,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,485 if the Creation Unit is redeemed after one year, $52,891 if the Creation Unit is redeemed after three years, $91,815 if the Creation Unit is redeemed after five years and $206,895 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus.

iShares GS $ InvesTop™ Corporate Bond Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For the fiscal year ended February 29, 2004, BGFA received management fees from each Fund based on a percentage of each Fund’s average daily net assets, as shown in the following table:

iShares Index Fund	Management Fee
iShares Lehman 1-3 Year Treasury Bond Fund	0.15%
iShares Lehman 7-10 Year Treasury Bond Fund	0.15%
iShares Lehman 20+ Year Treasury Bond Fund	0.15%
iShares Lehman TIPS Bond Fund	0.20%
iShares Lehman Aggregate Bond Fund	0.20%
iShares GS $ InvesTop™ Corporate Bond Fund	0.15%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world’s largest investment advisor of institutional investment assets. As of March 31, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of iShares Funds section.

i  Shares

The iShares Lehman TIPS Bond Fund is listed on the New York Stock Exchange (“NYSE”). The other Funds described in this Prospectus are listed on the American Stock Exchange (“AMEX”). Each national securities exchange on which Fund shares are listed is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value is determined by third-party pricing services using price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates each Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange on which the Fund is listed is open for trading. The formula calls for deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income, including income from securities lending, and out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Funds do not qualify for the lower tax rates applicable to qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Special Considerations Regarding the iShares Lehman TIPS Bond Fund: Adjustments for inflation to the principal amount of an inflation-protected Treasury bond held by the Fund may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to Fund shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts distributed in the taxable year to be characterized as a return of capital.

Taxes when Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

i  Shares

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 100,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 is only available with respect to transactions on a national securities exchange.

Transaction Fees

The iShares GS $ InvesTop™ Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fees for the Funds are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the SAI. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table shows, as of May 31, 2004, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee
iShares GS $ InvesTop™ Corporate Bond Fund	$10,730,000	$500
iShares Lehman Aggregate Bond Fund	$9,992,000	$500

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

i  Shares

Financial Highlights

The financial highlights tables are intended to help investors understand the Funds’ financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request).

For a share outstanding throughout each period

	iShares Lehman
	1-3 Year Treasury Bond Fund		7-10 Year Treasury Bond Fund		20+ Year Treasury Bond Fund
	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003
Net asset value, beginning of period	$82.40	$81.01	$87.10	$82.13	$90.52	$82.69

Income from investment operations:
Net investment income	1.31	0.04	3.43	1.99	4.35	2.79
Net realized and unrealized gain (loss)	0.40	1.32	(0.68)	5.04	(1.72)	7.29

Total from investment operations	1.71	2.16	2.75	7.03	2.63	10.08

Less distributions from:
Net investment income	(1.31)	(0.77)	(3.20)	(1.68)	(4.58)	(2.20)
Net realized gain	–	–	–	(0.38)[5]	–	(0.05)[5]

Total distributions	(1.31)	(0.77)	(3.20)	(2.06)	(4.58)	(2.25)

Net asset value, end of period	$82.80	$82.40	$86.65	$87.10	$88.57	$90.52

Total return	2.11%	2.66%[2]	3.26%	8.64%[2]	3.11%	12.31%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,548,436	$922,908	$199,285	$444,194	$265,696	$316,828
Ratio of expenses to average net assets[3]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[3]	1.63%	1.80%	3.59%	3.79%	4.84%	4.92%
Portfolio turnover rate[4]	21%	44%	74%	54%	31%	7%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

iShares Financial Highlights

Financial Highlights (Continued)

For a share outstanding throughout each period

	iShares Lehman
	TIPS Bond Fund	Aggregate Bond Fund	iShares GS $ InvesTopTM Corporate Bond Fund
	Period from Dec. 4, 2003[1] to Feb. 29, 2004	Period from Sep. 22, 2003[1] to Feb. 29, 2004	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003
Net asset value, beginning of period	$100.92	$100.92	$110.46	$103.03

Income from investment operations:
Net investment income	(0.06)[7]	1.12	5.35	3.24
Net realized and unrealized gain	4.38	2.34	2.44	7.12

Total from investment operations	4.32	3.46	7.79	10.36

Less distributions from:
Net investment income	(0.02)	(1.20)	(5.38)	(2.93)
Net realized gain	–	–	(0.09)[5]	–
Return of capital	(0.10)	–	–	–

Total distributions	(0.12)	(1.20)	(5.47)	(2.93)

Net asset value, end of period	$105.12	$103.18	$112.78	$110.46

Total return	4.29%[2]	3.46%[2]	7.29%	10.22%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$588,671	$350,800	$2,492,441	$2,076,579
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets[3]	(0.25)%	2.47%	4.83%	5.38%
Portfolio turnover rate[4]	2%	165%[6]	0%	20%

1	Commencement of operations.

2	Not annualized.

3	Annualized for periods of less than one year.

4	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

6	Portfolio turnover rate is inclusive of to-be-announced transactions.

7	Based on average shares outstanding throughout the period.

i  Shares

Index Providers

Lehman Brothers is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Lehman Brothers is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, the AMEX or the NYSE.

Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing advisory, and financing services worldwide to a substantial and diversified client base. Goldman Sachs is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, the AMEX or the NYSE.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Trust at no charge.

Disclaimers

The iShares Lehman Bond Funds are not sponsored, endorsed or promoted by Lehman Brothers. Lehman Brothers makes no representation or warranty, express or implied, to the owners of the Treasury Funds or the iShares Lehman TIPS Bond Fund or the iShares Lehman Aggregate Bond Fund (collectively, the “Lehman Funds”) or any member of the public regarding the advisability of owning or trading in the Lehman Funds. Lehman Brothers’ only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, service marks and trade names of the Lehman Brothers Indices, which are determined, composed and calculated by Lehman Brothers without regard to the Trust, BGI, BGFA or the owners of the Lehman Funds. Lehman Brothers has no obligation to take the needs of BGI, BGFA or the owners of the Lehman Funds into consideration in determining, composing or calculating the Lehman Brothers Indices. Lehman Brothers is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Lehman Brothers has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Lehman Brothers does not guarantee the accuracy and/or the completeness of the Lehman Brothers Indices or any data included therein. Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of the shares of the Trust, or any other person or entity, from the use of the Lehman Brothers Indices or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Brothers Indices or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Lehman Brothers and BGI and BGFA.

The iShares GS $ InvesTop™ Corporate Bond Fund is not sponsored, endorsed or promoted by Goldman Sachs. Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares GS $ InvesTop™ Corporate Bond Fund or any member of the public regarding the advisability of owning or trading in the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs’ only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, servicemarks and trade names of the GS $ InvesTop™ Index, which is determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the owners of the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs has no obligation to take the needs of BGI, BGFA, or the owners of the iShares GS $ InvesTop™ Corporate Bond Fund into consideration in determining, composing or calculating the GS $ InvesTop™ Index. Goldman

Sachs is not responsible for and has not participated in the determination or timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Goldman Sachs has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares of the Trust. Goldman Sachs does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of the shares of the Trust, or any other person or entity, from the use of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any lost profits or special, punitive, direct, indirect or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Goldman Sachs and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track bond market performance. Each Underlying Index identified herein is determined, composed and calculated by Lehman Brothers and Goldman Sachs without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the shares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Lehman Brothers and Goldman Sachs without regard to any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject

i  Shares

indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Supplemental Information

I.    Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds.

Each line in the table shows the number of trading days in which shares of a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: January 1, 2003 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	313	100.00

	313	100.00

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: January 1, 2003 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	313	100.00

	313	100.00

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: January 1, 2003 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.32
Between 0.5% and -0.5%	312	99.68

	313	100.00

i  Shares

iShares Lehman TIPS Bond Fund

Period Covered: January 1, 2004 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	1.61
Between 0.5% and -0.5%	61	98.39

	62	100.00

iShares Lehman Aggregate Bond Fund

Period Covered: October 1, 2003 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	28	22.22
Between 0.5% and -0.5%	98	77.78

	126	100.00

iShares GS $ InvesTopTM Corporate Bond Fund

Period Covered: January 1, 2003 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	16	5.11
Between 0.5% and -0.5%	297	94.89

	313	100.00

II. Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period(s) ended February 29, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV of the Funds is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Funds at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Total Returns

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
iShares Bond Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Lehman 1-3 Year Treasury	2.11%	2.11%	2.21%	2.97%	3.01%	3.15%	4.83%	4.89%	5.09%
Lehman 7-10 Year Treasury	3.26%	3.35%	3.05%	7.41%	7.47%	7.19%	12.18%	12.28%	11.74%
Lehman 20+ Year Treasury	3.11%	3.28%	3.18%	9.56%	9.65%	9.70%	15.82%	15.97%	15.96%
Lehman TIPS	N/A	N/A	N/A	4.29%	4.35%	4.32%	4.29%	4.35%	4.32%
Lehman Aggregate	N/A	N/A	N/A	3.46%	3.76%	3.56%	3.46%	3.76%	3.56%
GS $ InvesTop™ Corporate	7.29%	7.63%	7.15%	10.97%	11.26%	11.15%	18.23%	18.72%	18.43%

Total returns for the period since inception are calculated from the inception date of each Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and the iShares GS $ InvesTop™ Corporate Bond Fund, 9/22/03 for the iShares Lehman Aggregate Bond Fund and 12/4/03 for the iShares Lehman TIPS Bond Fund). The first day of secondary market trading in Fund shares was 7/26/02 for the three iShares Lehman Treasury Bond Funds and the iShares GS $ InvesTop™ Corporate Bond Fund, 9/26/03 for the iShares Lehman Aggregate Bond Fund and 12/5/03 for the iShares Lehman TIPS Bond Fund.

i  Shares

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our web site at www.iShares.com. For more detailed information about the Trust and shares of the Trust, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

iShares Supplemental Information

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

“$ InvesTop™” “$ InvesTop™ Index”, “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTopTM Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers.

There are risks involved with investing, including possible loss of principal. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

The information provided in the wrapper is not part of the prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) www.iSHARES.COM

BARCLAYS

BGI-F-016-07004

iShares®

PROSPECTUS for

iSHARES GS $ INVESTOP™ CORPORATE BOND FUND

YOUR iSHARES INVESTMENTS at a GLANCE

iShares®

iShares Trust

The iShares Trust consists of over 60 separate investment portfolios called “Funds.” The Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the GS $ InvesTop™ Index, a corporate bond market index compiled by Goldman, Sachs & Co. (the “Index Provider”). This Prospectus relates to the iShares GS $ InvesTop™ Corporate Bond Fund. Barclays Global Fund Advisors (“BGFA”) is the investment advisor to the Fund.

iShares Trust (the “Trust”) is a registered investment company. The shares of the Trust are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange. Market prices for the Fund’s shares may be different from its net asset value per share (“NAV”). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated July 1, 2004

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Trust as a whole and the iShares GS $ InvesTop™ Corporate Bond Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

The Fund is an “index fund” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”). The Fund’s Underlying Index, the GS $ InvesTop™ Index, was developed by Goldman, Sachs & Co. (“Goldman Sachs”). Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing, advisory and financing services worldwide to a substantial and diversified client base. The GS $ InvesTop™ Index is an index of highly liquid investment grade corporate bonds.

BGFA, the investment advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with Goldman Sachs.

®	iShares is a registered trademark of Barclays Global Investors, N.A.
™	“GS $ InvesTop™”, “GS $ Investment Grade Index™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The GS $ InvesTop™ Corporate Bond Fund is not sponsored or endorsed by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in shares of the Trust.

iShares Overview

iShares GS $ InvesTop™ Corporate Bond Fund

Cusip: 464287242

Trading Symbol: LQD

Underlying Index: GS $ InvesTop™ Index

Investment Objective

The iShares GS $ InvesTop™ Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop™ Index (the “InvesTop™ Index” or “Index”).

Principal Investment Strategy

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. The Fund also may invest in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Description of the InvesTop™ Index

The Index measures the performance of a fixed number of highly liquid, investment grade corporate bonds. As of May 31, 2004, there were 100 bonds included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index. The Index is a rules-based index consisting of highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. The Index was started in 1999 and is a subset of the GS $ Investment Grade Index™, an index of over 500 investment grade bonds. Bonds in the Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index using defined rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, SEC registered corporate bonds that (i) are issued by companies domiciled in the U.S., Canada, Western Europe, or Japan; (ii) are rated investment grade; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Bonds are automatically disqualified from being included in the Index if their average spreads and volatility fall outside of certain defined ranges. The Index is equally weighted by par value and the securities in the Index are updated on the last business day of each month.

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Representative Sampling

BGFA uses a Representative Sampling strategy to manage the Fund. “Representative Sampling” is investing in a representative sample of bonds in the relevant InvesTop™ Index, which have a similar investment profile as the InvesTop™ Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the InvesTop™ Index. This means that the Fund generally does not hold all of the bonds that are included in the InvesTop™ Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of the Fund and the InvesTop™ Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund’s performance and that of the InvesTop™ Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using a Representative Sampling strategy can be expected to have a greater tracking error than a fund using a Replication strategy. Replication is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportion as in the Underlying Index.

Industry Concentration Policy

The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that the Fund will concentrate its investments to approximately the same extent that the InvesTop™ Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors

Since the Fund generally will invest at least 95% of its assets in corporate bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

■	Market Risk: The Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

■	Debt Securities Risk: Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other considerations. For example, prices may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

■	Asset Class Risk: The returns from the types of bonds in which the Fund invests may underperform returns from various general bond markets or different asset classes. For example, the bonds in the Index may underperform equity investments and fixed income investments that track other markets, segments or sectors. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

iShares GS $ InvesTop™ Corporate Bond Fund

■	Interest Rate Risk: As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations.

■	Credit Risk: There is a chance that any of the Fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level and share price.

■	Passive Management Risk: The Fund is not actively managed. The Fund may be affected by a general decline in the U.S. bond market segments relating to its Underlying Index. The Fund invests in the bonds included in its Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

■	Concentration Risk: If the Index concentrates in a particular industry, group of industries or sector, the Fund may be adversely affected by the performance of those bonds and be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

■	Non-Diversification Risk: The Fund is classified as “non-diversified.” A non-diversified fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular securities, or to a single economic, political or regulatory occurrence affecting these securities.

■	Tracking Error Risk: Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error.” Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

■	Market Trading Risks:

■	Absence of Prior Active Market: Although shares of the Fund described in this Prospectus is listed for trading on national securities exchanges, there can be no assurance that an active trading market for the Fund will develop or be maintained.

■	Lack of Market Liquidity: Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

■	Fluctuation of NAV: Shares of the Fund may trade at, above or below their NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of the Fund’s shares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained. However, while the creation/redemption feature of shares is designed to make it likely that shares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

■	Lack of Governmental Insurance or Guarantee: An investment in the Fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1The Fund’s total return for the three months ended March 31, 2004 was 3.71%. The best calendar quarter return during the period shown above was 5.26% in the 2nd quarter of 2003; the worst was -0.81% in the 3rd quarter of 2003.

Average Annual Total Returns

(for the period ended December 31, 2003)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	7.43%	10.32%
Return After Taxes on Distributions[2]	5.58%	8.33%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.80%	7.60%

Index (Index returns do not reflect deductions for fees, expenses, or taxes)	7.28%	10.54%

[1]	Inception date: 7/22/2002.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s return before taxes and/or returns after taxes on distributions.

iShares GS $ InvesTop™ Corporate Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.15%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2004 was $10,730,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,730,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,485 if the Creation Unit is redeemed after one year, $52,891 if the Creation Unit is redeemed after three years, $91,815 if the Creation Unit is redeemed after five years and $206,895 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus.

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Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For the fiscal year ended February 29, 2004, BGFA received management fees from the Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table.

iShares Index Fund	Management Fee
iShares GS $ InvesTop™ Corporate Bond Fund	0.15%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world’s largest investment advisor of institutional investment assets. As of March 31, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

Shares of the Fund trades under the trading symbol listed in this Prospectus.

The Fund is listed on the American Stock Exchange (the “AMEX”). The AMEX is open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

iShares Shareholder Information

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Trust. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Fund.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund will be disseminated every fifteen seconds throughout the trading day by the AMEX or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value is determined by third-party pricing services using price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the Fund’s NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day the AMEX is open for trading. The formula calls for deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities’ fair value in accordance with guidelines approved by the Trust’s Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

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Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from the Fund’s net investment income, including income from securities lending, and out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Fund do not qualify for the lower tax rates applicable to qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes when Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 100,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, and deposits into the Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

iShares Shareholder Information

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 is only available with respect to transactions on a national securities exchange.

Transaction Fees

The Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fee for the Fund is discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the SAI. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table shows, as of May 31, 2004, the approximate value of one Creation Unit of the Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee
iShares GS $ InvesTop™ Corporate Bond Fund	$10,730,000	$500

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

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Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Fund’s financial statements in the Annual Report (available upon request).

For a share outstanding throughout each period

	iShares GS $ InvesTopTM Corporate Bond Fund
	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003
Net asset value, beginning of period	$110.46	$103.03

Income from investment operations:
Net investment income	5.35	3.24
Net realized and unrealized gain	2.44	7.12

Total from investment operations	7.79	10.36

Less distributions from:
Net investment income	(5.38)	(2.93)
Net realized gain	(0.09)[2]	–
Return of capital	–	–

Total distributions	(5.47)	(2.93)

Net asset value, end of period	$112.78	$110.46

Total return	7.29%	10.22%[3]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,492,441	$2,076,579
Ratio of expenses to average net assets[4]	0.15%	0.15%
Ratio of net investment income (loss) to average net assets[4]	4.83%	5.38%
Portfolio turnover rate[5]	0%	20%

1	Commencement of operations.

2	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3	Not annualized.

4	Annualized for periods of less than one year.

5	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Index Provider

Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing, advisory and financing services worldwide to a substantial and diversified client base. Goldman Sachs is not affiliated with the Trust, BGI, BGFA, Investors Bank, the Distributor, the AMEX or the NYSE.

BGI has entered into a license agreement with Goldman Sachs to use the GS $ InvesTop™ Index. BGI is sub-licensing rights in the GS $ InvesTop™ Index to the Trust at no charge.

Disclaimers

The iShares GS $ InvesTop™ Corporate Bond Fund is not sponsored, endorsed or promoted by Goldman, Sachs & Co. (“Goldman Sachs”). Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares GS $ InvesTop™ Corporate Bond Fund or any member of the public regarding the advisability of owning or trading in the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs only relationship to the Trust, BGI, or BGFA is the licensing of certain trademarks and trade names of the GS $ InvesTop™ Index which is determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the iShares GS $ InvesTop™ Corporate Bond Fund. Goldman Sachs has no obligation to take the needs of BGI, BGFA, or the owners of the iShares GS $ InvesTop™ Corporate Bond Fund into consideration in determining, composing or calculating the GS $ InvesTop™ Index. Goldman Sachs is not responsible for and has not participated in the determination or timing of prices, or quantities of shares of the Trust to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Goldman Sachs has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Goldman Sachs does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of shares of the Trust, or any other person or entity, from the use of the GS $ InvesTop™ Index or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any lost profits or special, punitive, direct, indirect or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Goldman Sachs and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the iShares GS $ InvesTop™ Corporate Bond Fund to track the total return performance of the GS $ InvesTop™ Index or the ability of the GS $ InvesTop™ Index to track bond market performance. The GS $ InvesTop™ Index is determined, composed and calculated by Goldman Sachs without regard to the iShares GS $ InvesTop™ Corporate Bond Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the GS $ InvesTop™ Index, nor in the determination of the timing of, prices of, or quantities of the shares of the iShares GS $ InvesTop™ Corporate Bond Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the iShares of the iShares GS $ InvesTop™ Corporate Bond Fund in connection with the administration, marketing or trading of the shares of the iShares GS $ InvesTop™ Corporate Bond Fund.

The AMEX does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to

i  Shares

be obtained by the iShares Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the GS $ InvesTop™ Index or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the GS $ InvesTop™ Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the iShares GS $ InvesTop™ Corporate Bond Fund, to the owners of shares of the iShares GS $ InvesTop™ Corporate Bond Fund, or to any other person or entity, from the use of the GS $ InvesTop™ Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GS $ InvesTop™ Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Disclaimers

Supplemental Information

I.    Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares GS $ InvesTop™ Corporate Bond Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund.

Each line in the table shows the number of trading days in which the shares of a Fund traded within the premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares GS $ InvesTop™ Corporate Bond Fund

Period Covered: January 1, 2003 through March 31, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	16	5.11
Between 0.5% and -0.5%	297	94.89

	313	100.00

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II.    Total Return Information

The table below presents information about the total return of the Fund’s Underlying Index and the total return of the Fund. The information presented for the Fund is for its fiscal year ended February 29, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Total Returns

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
iShares GS $ InvesTop Corporate	7.29%	7.63%	7.15%	10.97%	11.26%	11.15%	18.23%	18.72%	18.43%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). The first day of secondary market trading in Fund shares is 7/26/02.

iShares Supplemental Information

Copies of the Prospectus, SAI and recent shareholder reports can be found on our web site at www.iShares.com. For more detailed information about the Trust and shares of the Trust, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

If you have questions about the Fund or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 a.m. to 8:00 p.m. (Eastern time)

Write:	iShares Trust

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

i  Shares

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

“$ InvesTop™” “$ InvesTop™ Index”, “GS $ InvesTop™” and “Goldman Sachs®” are of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored or endorsed by Goldman, Sachs & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co.

There are risks involved with investing, including possible loss of principal.

©2004 Barclays Global Investors. All rights iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks registered trademarks are the property of their respective owners.

The information provided in the wrapper is part of the prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) www.iSHARES.COM

BARCLAYS

BGI-F-017-07004

iShares® Trust

Statement of Additional Information for

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

iShares GS $ InvesTop™ Corporate Bond Fund

Dated July 1, 2004

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the combined Prospectus dated July 1, 2004 of iShares Trust (the “Trust”) for the Funds listed above. In addition, investors in the iShares GS $ InvesTop Corporate Bond Fund may refer to the stand-alone Prospectus for the Fund dated July 1, 2004. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus for each Fund, unless otherwise noted. The Annual Reports of the Trust is incorporated by reference into and deemed to be a part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”), at 1 Freedom Valley Drive, Oaks, PA 19456 or calling 1-800-iShares. iShares is a registered trademark of Barclays Global Investors, N.A.

i

ii

iii

General Description of the Trust and its Funds

The iShares Trust (the “Trust”) currently consists of over 60 investment portfolios. The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each a “Fund” and collectively the “Funds”):

•	iShares Lehman 1-3 Year Treasury Bond Fund

•	iShares Lehman 7-10 Year Treasury Bond Fund

•	iShares Lehman 20+ Year Treasury Bond Fund

•	iShares Lehman Aggregate Bond Fund

•	iShares Lehman TIPS Bond Fund

•	iShares GS $ InvesTop™ Corporate Bond Fund

The iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, and iShares Lehman 20+ Year Treasury Bond Fund are sometimes referred to herein as the “Treasury Funds.” The iShares Lehman TIPS Bond Fund is sometimes referred to herein as the “TIPS Bond Fund.” The iShares Lehman Aggregate Bond Fund is sometimes referred to herein as the “Lehman Aggregate Bond Fund.” The iShares GS $ InvesTop™ Corporate Bond Fund is sometimes referred to herein as the “InvesTop™ Corporate Bond Fund.”

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”) representing a segment of the U.S. bond market. Each Fund is managed by Barclays Global Fund Advisors (“BGFA”).

Each Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of fixed income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the Prospectus and this SAI are listed and traded on national securities exchanges, such as the American Stock Exchange (“AMEX”) or the New York Stock Exchange (“NYSE”). Shares trade in the secondary market at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. A Creation Unit consists of 100,000 shares or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In all cases, such conditions will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Shareholder Information section.

Shares of each Fund are listed on either the AMEX or the NYSE (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on a Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly traded securities, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in both fixed income securities that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

The Funds engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Each Treasury Fund generally will invest at least 90% of its assets in bonds of its Underlying Index and at least 95% of its assets in U.S. Government bonds. Each Treasury Fund may also invest up to 10% of its assets in U.S. Government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Lehman TIPS Bond Fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Underlying Index and at least 95% of its assets in U.S. Government bonds. The Fund also may invest up to 10% of its assets in U.S. Government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its relevant Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

The Lehman Aggregate Bond Fund generally will seek to track the performance of its Underlying Index by investing approximately 90% of its assets in the bonds represented in its Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds affiliated with BGFA. For example, the Fund may invest in securities not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). A substantial portion of the bonds represented in its Underlying Index is U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments.

The InvesTop™ Corporate Bond Fund generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in investment grade corporate bonds. However, the Fund may at times invest up to 20% of its assets in bonds not included in its relevant Underlying Index but which BGFA believes will help the Fund track its Underlying Index and which are either (i) included in the broader index upon which the Underlying Index is based (i.e., the GS $ Investment Grade Index™); or (ii) new issues which BGFA believes are entering or about to enter the Underlying Index or the GS $ Investment Grade Index™. The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations, and in cash are cash equivalents, including shares of money market funds affiliated with BGFA.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

NON-DIVERSIFIED FUND

iShares GS $ InvesTop™ Corporate Bond Fund

DIVERSIFIED FUNDS

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares Lehman Aggregate Bond Fund

With respect to 75% of its total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund’s total assets may be invested in any manner.

A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Bonds. Each Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

U.S. Government Obligations. The Treasury Funds and the TIPS Bond Fund invest almost exclusively in various types of U.S. Government obligations. The Lehman Aggregate Bond Fund invests a portion of its assets in U.S. Government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA), Federal Home Loan Mortgage Corporation (i.e., FHLMC) and Federal Home Loan Bank (i.e., FHLB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Inflation-Protected Obligations. The TIPS Bond Fund invests almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Mortgage Pass-Through Securities. A significant portion of the Lehman Brothers U.S. Aggregate Index (the “Lehman Aggregate Index”) (recently, about 33%) represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Lehman Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Lehman Aggregate Bond Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, the Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds described herein.

The Lehman Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BGFA.

Asset-Backed and Commercial Mortgage-Backed Securities. The Lehman Aggregate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities (though it currently does not intend to do so). Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. However, only the Lehman Aggregate Bond Fund currently intends to invest a significant portion of its assets in such instruments. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. BGFA received an exemptive order from the SEC which permits the funds it manages, including the Funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the Funds are permitted to invest in shares of money market funds affiliated with BGFA.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. The Trust and Barclays Global Investors, N.A. (“BGI”) have been granted an exemptive order (the “Order”) that permits BGI to serve as the Trust’s securities lending agent. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has approved the selection of BGI as securities lending agent subject to the conditions described in the Order. As securities lending agent, BGI shares with the relevant Fund any net income earned on loans of portfolio securities. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 33 1/3% of a Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board. These borrowers may include affiliates of the Trust or of BGI. Lending to any such affiliated borrower will be done in conformity with certain conditions set forth in the Order. The terms, structure and the aggregate amount of loans to all borrowers must be consistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the relevant Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a “mark-to-market” basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Collateral from securities loaned to a borrower may be invested in high-quality money market instruments and other investment companies (including money market mutual funds advised by BGFA). The money-market instruments in which each Fund may invest include: (1) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”) or “A-1+” or “A-1” by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”) or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Investments of collateral from securities loaned to borrowers will not be counted in determining compliance with the investment strategies described herein under “Investment Strategies and Risks”.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York’s list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

U.S. Registered Securities of Foreign Issuers. The Lehman Aggregate Bond Fund and the InvesTop™ Corporate Bond Fund each may invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Proxy Voting Policy

The Trust has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment advisor to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. Therefore, the remainder of this section discusses BGFA’s proxy voting guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	BGFA generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	BGFA generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions.

BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having any influence on BGFA’s proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA’s independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or (ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary’s instructions.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on or around August 1, 2004. Such information will be available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Construction and Maintenance Standards for the Underlying Indices

Each Treasury Fund invests substantially all of its assets in securities in one of the following indices: the Lehman Brothers 1-3 Year U.S. Treasury Index, the Lehman Brothers 7-10 Year U.S. Treasury Index or the Lehman Brothers 20+ Year U.S. Treasury Index (each, a “Lehman Treasury Index”). The TIPS Bond Fund invests substantially all of its assets in the securities in the Lehman Brothers U.S. Treasury Inflation Notes Index. The Lehman Aggregate Bond Fund invests substantially all of its assets in securities represented in the Lehman Brothers U.S. Aggregate Index. The InvesTop™ Corporate Bond Fund invests substantially all of its assets in securities in the GS $ InvesTop™ Index (the “InvesTop™ Index”).

Brief descriptions of the Funds’ Underlying Indices are provided below.

The Lehman Indices

Lehman Brothers 1-3 Year U.S. Treasury Index

Index Description. The Lehman Brothers 1-3 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 3 years. As of May 31, 2004, there were 31 issues included in the Index.

Index Methodology. The Lehman Brothers 1-3 Year Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3 or better by Moody’s Investor Service, Inc. and BBB- or better by Standard & Poors if rated by both rating agencies), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds, and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 7-10 Year U.S. Treasury Index

Index Description. The Lehman Brothers 7-10 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 7 years and less than 10 years. As of May 31, 2004, there were 13 issues included in the Index.

Index Methodology. The Lehman Brothers 7-10 Year Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 7 years and less than 10 years, are rated investment grade (must be Baa3 or better by Moody’s Investor Service, Inc. and BBB- or better by Standard & Poors if rated by both rating agencies), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds, and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 20+ Year U.S. Treasury Index

Index Description. The Lehman Brothers 20+ Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of May 31, 2004, there were 15 issues included in the Index.

Index Methodology. The Lehman Brothers 20+ Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 20 or more years, are rated investment grade (must be Baa3 or better by Moody’s Investor Service, Inc. and BBB- or better by Standard & Poors if rated by both rating agencies), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds, and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. Treasury Inflation Notes Index

Index Description. The Lehman Brothers U.S. Treasury Inflation Notes Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. As May 31, 2004, there were 12 issues included in the Index.

Index Methodology. The Lehman Brothers U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade (must be Baa3 or better by Moody’s Investor Service, Inc. and BBB- or better by Standard & Poors if rated by both rating agencies), and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. Aggregate Index

Index Description. The Lehman Brothers U.S. Aggregate Index represents the securities of the total United States investment grade bond market. As of May 31, 2004, there were over 6,968 issues included in the Index.

Index Methodology. The Index provides a measure of the performance of the U.S. investment grade bond market, which includes investment grade (must be Baa3 or better by Moody’s Investor Service, Inc. and BBB- or better by Standard & Poors if rated by both rating agencies) U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index must have $250 million or more of outstanding face value and must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes (TINs), and state and local government series bonds are excluded from the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Maintenance of Each Lehman Index

The Index constituents are reset on the last business day of each month and remain static throughout the month. The universe of Index constituents adjust for securities that become ineligible for inclusion in an Index during the month (e.g., because of downgrades or called bonds) or for issues that are newly eligible (e.g., up-grades or newly issued bonds) on the last business day of each month. The Lehman Indices are valued using end of day bid side prices, as marked by Lehman Brothers. Intra-month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value. The Lehman Indices are calculated once a day and are available from major data vendors.

The InvesTop™ Index

Index Description. The InvesTop™ Index measures the performance of a fixed number of highly liquid investment grade corporate bonds. The InvesTop™ Index is a rules-based index consisting of highly liquid, investment grade, U.S. dollar-denominated corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. As of May 31, 2004, there were 100 bonds included in the InvesTop™ Index.

Index Methodology. The InvesTop™ Index was started in 1999 and is a subset of the GS $ Investment Grade Index™ (the “Investment Grade Index”), an index of over 500 investment grade bonds. Bonds in the InvesTop™ Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index™ using defined rules. Currently, the bonds eligible for inclusion in the InvesTop™ Index include U.S. dollar-denominated, SEC registered corporate bonds that (i) are issued by companies domiciled in the U.S., Canada, Western Europe or Japan; (ii) are rated investment grade by both Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc.; (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Component Selection Criteria. Bonds are automatically disqualified from being included in the InvesTop™ Index if their average spreads and volatility fall outside of certain defined ranges. Eligible bonds are assigned to “cells” using an approach that attempts to match the proportional weighting of the maturity ranges and other characteristics of the InvesTop™ Index to those of the broader Investment Grade Index. Eligible bonds also are assigned a liquidity score based on float, age and other factors. The 100 most liquid and representative bonds are chosen using algorithms designed to best match the maturity ranges and broad characteristics of the InvesTop™ Index to maturity ranges and characteristics of the Investment Grade Index. The InvesTop™ Index is equally weighted by par value. Although, it is not expected to vary, the number of bonds in the Index may change from time to time. To avoid concentration of single-issuer credit risk while still allowing for curve representation, only one bond issue per issuer per maturity range may be included in the InvesTop™ Index. The InvesTop™ Index is updated monthly on the last business day of each month.

Index Maintenance. The InvesTop™ Index is valued using the midpoint between the bid and ask prices, as marked by Goldman Sachs. Upon rebalancing, however, Goldman Sachs marks new bonds selected for the InvesTop™ Index at the offer side price in the market. Cash flows occurring during the month earn money market interest until the next rebalancing date, when they are reinvested in securities in the InvesTop™ Index. The components of the total return of the InvesTop™ Index are price changes, accrued interest, coupon payments, repayment of principal, and reinvestment income on cash flows earned during the month.

The composition of the InvesTop™ Index is held constant for any given calendar month to ensure continuity during the month and to avoid jumps unrelated to the price movements of the bonds. The inclusion and exclusion criteria above are applied at month-end, after the close of business. Bonds that were in the Index, but that no longer satisfy all the criteria at month-end, will be removed from the Index. If a bond becomes eligible in the middle of the month, it will still need to pass the test at the end of the month, and can be included only upon rebalancing at month-end. When a bond is called, it remains in the Index at its call price until the end of the month, after which it is removed. Changes in issue size that take place during the month are taken into consideration only at the next rebalancing date.

The methodologies of the InvesTop™ Index and Investment Grade Index are owned by Goldman Sachs and may be covered by one or more patents or pending patent applications.

Investment Limitations

The Board has adopted as fundamental policies the investment objectives of each of the iShares Lehman Treasury Funds and the InvesTop™ Corporate Bond Fund. The investment objective of each of these Funds cannot be changed without the approval of the holders of a majority of such Fund’s shareholders. The iShares Lehman Aggregate Bond Fund and the iShares Lehman TIPS Bond Fund have adopted their investment objectives as non-fundamental policies. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund’s investment objective and policies). (Notwithstanding the foregoing, the Lehman Aggregate Bond Fund may purchase or sell mortgage pass-through securities, commercial mortgage-backed securities and real estate mortgages.)

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities. Except with regard to investment limitation three above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The Lehman Aggregate Bond Fund and the TIPS Bond Fund each may change its investment objective and its Underlying Index without a shareholder vote.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index and in TBA transactions with respect to the percentage of the Index (if any) that consists of mortgage pass-through securities. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 87 iShares Funds within the fund complex. In addition, Richard K. Lyons and Lee T. Kranefuss each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversee an additional 23 portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., iShares Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105.

Name (age) Address Interested Trustees	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees
*Lee T. Kranefuss (42)	Interested Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the Individual Investor Business of BGI (1997-2003)	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Interested Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Interested Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (1998-2003) of Barclays Global Investors UK Holdings.

*  Lee Kranefuss, Nathan Most and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGI, the parent company of BGFA.

Name (age) address Independent Trustees	Position	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees

John B. Carroll (68)	Independent Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Independent Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Independent Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Director (since 1985) of Bailard, Biehl and Kaiser; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

Name (age) address Independent Trustees	Position	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee and Officer
W. Allen Reed (56)	Independent Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

Officer
Michael Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

The following table sets forth, as of December 31, 2003, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

NAME OF DIRECTOR	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
John B. Carroll	iShares Lehman TIPS Bond Fund	Over $100,000	Over $100,000

Richard K. Lyons	iShares S&P 500 iShares Lehman 1-3 Year Treasury Bond Fund	$1-$10,000 Over $100,000	Over $100,000

Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond Fund iShares Russell 3000 Index	$50,001-$100,000 $50,001-$100,000	Over $100,000

John E. Martinez	iShares MSCI EAFE iShares Russell 1000 iShares Russell 1000 Value iShares S&P 500	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

Nathan Most	iShares Russell 2000 iShares S&P Midcap 400	Over $100,000 Over $100,000	Over $100,000

George C. Parker

iShares Dow Jones U.S. Technology Sector

iShares MSCI France

iShares MSCI South Korea

iShares MSCI Mexico

iShares MSCI Singapore

iShares MSCI United Kingdom

iShares Russell 1000 Value

iShares S&P 100 Index

iShares S&P Global 100

iShares S&P MidCap 400/Barra Value

		$10,001- $50,000 $10,001- $50,000 $10,001- $50,000 $10,001- $50,000 $10,001- $50,000 $10,001- $50,000 Over $100,000 $50,001 - $100,000 $10,001- $50,000 $10,001- $50,000	Over $100,000

W. Allen Reed	None	Not Applicable	Not Applicable

As of December 31, 2003, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members own beneficially or of record any securities of BGFA (the Fund’s investment advisor), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with, BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit and Nominating Committees of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent accountants. The Audit Committee of the Trust met four times during the calendar year ended December 31, 2003.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates’ qualifications for board membership, including their independence from the Funds’ investment advisor and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee did not meet during the calendar year ended December 31, 2003. The Nominating Committee considers nominees recommended by shareholders, if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “Exchange Act”), in conjunction with a shareholder meeting to consider the election of Trustees.

Approval of Investment Advisory Contract. Under Section 15(c) of the 1940 Act, the Board is required to consider the reapproval of the Trust’s investment advisory contract with BGFA (the “Investment Advisory Agreement”) annually. The Board is provided with quantitative and qualitative information to assist the Board in evaluating the terms of the Investment Advisory Agreement. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser, as well as a description of the quality of services provided by the investment advisor.

The Investment Advisory Agreement between the Trust and BGFA was most recently renewed by the Board of Trustees on June 15, 2004. In making the determination to re-approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, the nature and quality of those services, an analysis of BGFA’s profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable exchange traded funds and mutual funds. Based on these considerations and without identifying any single factor as all-important or controlling, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust’s shareholders, and are similar to those which could have been obtained through arm’s length negotiations.

Information Received by the Board of Trustees. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience of the investment adviser, as well as a description of the quality of services provided by the investment advisor.

Before approving the Investment Advisory Agreement, the Board reviewed a detailed profitability analysis of BGFA based on the fees payable under the Investment Advisory Agreement as well as any other servicing relationships between the Trust and BGFA or its affiliates. The Board analyzed each Fund’s contractual unitary fee, as well as fees received from securities lending, affiliated brokerage transactions, if any, and any investments by each Fund in funds advised by BGFA.

The Board also reviewed statistical information regarding the performance and expenses of each Fund. In addition to the expense information for each Fund, the Board reviewed the expense information for a group of funds that BGFA determined was similar to each Fund (“Peer Group”). The Board also reviewed detailed performance information comparing the performance of each Fund to its Underlying Index.

During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to BGFA and its affiliates resulting from the Funds. The Board also reviewed information pertaining to the fee structure for the Funds and considered whether the Funds were receiving the benefits of any economies of scale or other efficiencies that accrue from increases in the Funds’ asset levels. The Board specifically noted that breakpoints are already in place for several of the MSCI country Funds, and that the other Funds started with low expense ratios that reflect economies of scale.

The Board received a presentation from BGFA and reviewed the broad array of services provided to the Funds beyond investment management services. The Board considered the large and complete product offering managed by BGFA, the high level of retail shareholder support and extensive institutional shareholder support provided by BGFA, and the management of the Funds’ other service providers by BGFA.

Based on the above analysis, and assisted by the advice of independent legal counsel, the Board determined that the Investment Advisory Agreement for each Fund, including the fee level, was fair and reasonable in light of all relevant circumstances. This determination was based on the following conclusions, based on a consideration of the factors discussed above: (i) level of profits realized by BGFA from its advisory arrangement with each Fund was fair and reasonable; (ii) the advisory fees paid by the Fund were, in each case, substantially lower than most funds in its Peer Group; (iii) BGFA remains the leader, both with respect to background and experience, in indexing and exchange traded funds; and (iv) the services provided by BGFA to each Fund remain of a high quality.

Remuneration of Trustees. The Trust pays each Independent Trustee an annual fee of $32,500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the year ended December 31, 2003.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses***	Estimated Annual Benefits Upon Retirement***	Total Compensation From the Fund and Fund Complex*
Garrett F. Bouton****	$0	Not Applicable	Not Applicable	$0
John B. Carroll	$32,500	Not Applicable	Not Applicable	$65,000
Lee T. Kranefuss[1]	$0	Not Applicable	Not Applicable	$0
Richard K. Lyons	$32,500	Not Applicable	Not Applicable	$90,000	**
John E. Martinez[2]	$8,125	Not Applicable	Not Applicable	$16,250
Nathan Most	$32,500	Not Applicable	Not Applicable	$65,000
George G.C. Parker	$32,500	Not Applicable	Not Applicable	$65,000
W. Allen Reed	$32,500	Not Applicable	Not Applicable	$65,000

*	Includes compensation as Director of iShares, Inc., an investment company with 24 investment portfolios also advised by BGFA.
**	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 23 portfolios also advised by BGFA.
***	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
****	Served as Trustee through June 17, 2003.
[1]	Trustee since June 18, 2003.
[2]	Trustee since December 16, 2003.

Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of June 1, 2004.

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants (as defined herein), as of June 1, 2004, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

iSHARES BOND FUND	NAME AND ADDRESS	PERCENTAGE OF OWNERSHIP
Lehman 1-3 Year Treasury	CitiGroup Global Markets	11.28%

	Merrill Lynch Pierce Fenner & Smith Inc.	11.04%

	Charles Schwab & Co., Inc.	10.55%

	Morgan Stanley & Co.	7.26%

	Pershing LLC	6.57%

iSHARES BOND FUND	NAME AND ADDRESS	PERCENTAGE OF OWNERSHIP
Lehman 7-10 Year Treasury	Merrill Lynch Pierce Fenner & Smith Inc.	15.06%

	CitiGroup Global Markets	9.16%

	Morgan Stanley & Co.	8.57%

	Charles Schwab & Co., Inc.	7.81%

	Pershing LLC	5.80%

Lehman 20+ Year Treasury	Morgan Stanley & Co.	23.83%

	Merrill Lynch Pierce Fenner & Smith Inc.	21.38%

	Spear, Leeds & Kellogg	16.88%

	Credit Suisse First Boston LLC	12.21%

Lehman TIPS	Charles Schwab & Co., Inc.	13.70%

	Brown Brothers Harriman & Co.	13.16%

	Merrill Lynch Pierce Fenner & Smith Inc.	9.34%

	National Financial Services LLC	9.15%

	CitiGroup Global Markets	7.22%

	UBS Financial Services, Inc.	6.05%

Lehman Aggregate	Merrill Lynch Pierce Fenner & Smith Inc.	16.62%

	Curian Capital LLC	10.81%

	Charles Schwab & Co., Inc.	9.10%

	Pershing LLC	6.57%

	Wachovia Securities	5.18%

GS $ InvesTop™ Corporate	State Street Bank & Trust Company	12.82%

	Mellon	11.62%

	Merrill Lynch Pierce Fenner & Smith Inc.	7.67%

	Credit Suisse First Boston LLC	7.12%

	Charles Schwab & Co., Inc.	5.76%

	J.P. Morgan Chase	5.37%

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, any brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s aggregate net assets) listed below. The table below sets forth the management fee paid by each Fund for the fiscal years ended February 29, 2004 and February 28, 2003, as applicable.

iSHARES INDEX FUND	MANAGEMENT FEE	MANAGEMENT FEES PAID FISCAL YEAR ENDED 2004		MANAGEMENT FEES PAID FISCAL YEAR ENDED 2003
iShares Lehman 1-3 Year Treasury Bond Fund	0.15%	$1,571,629		$710,112	*
iShares Lehman 7-10 Year Treasury Bond Fund	0.15%	564,615		563,006	*
iShares Lehman 20+ Year Treasury Bond Fund	0.15%	476,331		512,741	*
iShares Lehman TIPS Bond Fund	0.20%	114,523	**	N/A
iShares Lehman Aggregate Bond Fund	0.20%	170,914	***	N/A
iShares GS $ InvesTop™ Corporate Bond Fund	0.15%	3,448,786		1,499,844	*

*	Fees shown are for the period from the Fund’s inception on July 22, 2003 to February 28, 2003.
**	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
***	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI, and BGFA from controlling, or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Code of Ethics. The Trust, BGFA and SEI each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Code of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Co. (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal, tax accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by BGFA out of its management fee. The table below sets forth the custody, administration, and transfer agency expenses of each Fund for the fiscal years ended February 29, 2004 and February 28, 2003, as applicable.

iSHARES INDEX FUND	CUSTODY, ADMINISTRATION & TRANSFER AGENCY EXPENSES FISCAL YEAR ENDED 2004		CUSTODY, ADMINISTRATION & TRANSFER AGENCY EXPENSES FISCAL YEAR ENDED 2003
iShares Lehman 1-3 Year Treasury Bond Fund	$274,911		$225,477	*
iShares Lehman 7-10 Year Treasury Bond Fund	114,287		193,620	*
iShares Lehman 20+ Year Treasury Bond Fund	104,232	**	182,370	*
iShares Lehman TIPS Bond Fund	20,507	***	N/A
iShares Lehman Aggregate Bond Fund	39,278		N/A
iShares GS $ InvesTop™ Corporate Bond Fund	596,101		402,431	*

*	Fees shown are for the period from the Fund’s inception on July 22, 2003 to February 28, 2003.
**	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
***	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

Distributor. SEI Investments Distribution Co. ( the “Distributor”) is the distributor of shares of the Trust. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the relevant Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund may be terminated at any time, without the payment of any penalty, on at least 60-days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

The table below sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund for the fiscal years ended February 29, 2004 and February 28, 2003, as applicable.

iSHARES INDEX FUND	COMPENSATION PAID FISCAL YEAR ENDED 2004		COMPENSATION PAID FISCAL YEAR ENDED 2003
iShares Lehman 1-3 Year Treasury Bond Fund	$25,552.92		$57,822	*
iShares Lehman 7-10 Year Treasury Bond Fund	25,552.92		28,665	*
iShares Lehman 20+ Year Treasury Bond Fund	25,552.92		21,361	*
iShares Lehman TIPS Bond Fund	6,338.23	**	N/A
iShares Lehman Aggregate Bond Fund	14,905.87	***	N/A
iShares GS $ InvesTop™ Corporate Bond Fund	25,552.92		129,637	*

*	Fees shown are for the period from the Fund’s inception on July 22, 2003 to February 28, 2003.
**	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
***	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

Index Providers. Each Fund is based upon a particular bond market index compiled by Lehman Brothers or Goldman Sachs, neither of which is affiliated with the Funds or with BGI or its affiliates. Each Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider. BGI has provided the applicable sub-licenses without charge to the Funds.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Trust’s policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. Purchases and sales of portfolio securities for the Funds usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or broker/dealer. The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter and purchases of securities from broker/dealers may include the spread between the bid and asked price. Usually no brokerage commissions are paid by the Funds for such purchases and sales. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting such transactions. These rules further require that the commissions paid by the Trust for such transactions must not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The table below sets forth the brokerage commissions paid on behalf of each Fund for the fiscal years ended February 29, 2004 and February 28, 2003, as applicable.

iSHARES INDEX FUND	COMMISSIONS PAID FISCAL YEAR ENDED 2004		COMMISSIONS PAID FISCAL YEAR ENDED 2003
iShares Lehman 1-3 Year Treasury Bond Fund	$0		$0	*
iShares Lehman 7-10 Year Treasury Bond Fund	0		0	*
iShares Lehman 20+ Year Treasury Bond Fund	0		0	*
iShares Lehman TIPS Bond Fund	0	**	N/A
iShares Lehman Aggregate Bond Fund	0	***	N/A
iShares GS $ InvesTop™ Corporate Bond Fund	0		0	*

*	Fees shown are for the period from the Fund’s inception on July 22, 2003 to February 28, 2003.
**	Fees shown are for the period from the Fund’s inception on December 4, 2003 to February 29, 2004.
***	Fees shown are for the period from the Fund’s inception on September 22, 2003 to February 29, 2004.

The Trust will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. The portfolio turnover rate for each Treasury Fund and the TIPS Bond Fund is expected to be under 50% and for the InvesTop™ Corporate Bond Fund is expected to be approximately 70%. The portfolio turnover rate for that portion of the iShares Lehman Aggregate Bond Fund invested in treasury securities and corporate bonds is expected to be similar to the turnover rate of the Treasury Funds and the InvesTop Corporate Bond Fund, respectively. The portfolio turnover rate for that portion of the Lehman Aggregate Bond Fund invested through TBA transactions is expected to be higher. Higher turnover rates would likely result in comparatively greater transaction costs. The overall reasonableness of transaction costs is evaluated by BGFA based upon its knowledge of available information as to the general level of transactions costs incurred by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 60 funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional funds. Each Fund is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff beneficial owners of more than 5% of the shares of a Fund maybe subject to the reporting provisions of section 13 of the Exchange Act and the SEC’s rules promulgating there under. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Exchange Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (i.e., AMEX or NYSE; each a “Listing Exchange”) is open for business. As of the date of the Prospectus, each Listing Exchange observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”), which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount” is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events, and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security of the Lehman Aggregate Bond Fund that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In addition, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for corporate bonds or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of each Fund as next determined on such date after receipt of the order in proper form. Orders to create Creation Unit Aggregations of the Lehman Aggregate Bond Fund and orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 2:00 p.m. Eastern time. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through

DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for all Funds (other than the TIPS Bond Fund is generally the third business day after the Transmitted Date. The Settlement Date for the TIPS Bond Fund is generally the first business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time on such date (2:00 p.m. Eastern time for the Lehman Aggregate Bond Fund and for orders seeking “cash-in-lieu” amounts), and the federal funds in the appropriate amount are deposited with Investors Bank by 3:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC’s Continuous Net Settlement, Federal Reserve, Investors Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the InvesTop™ Corporate Bond Fund and the Lehman Aggregate Bond Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the “cash in lieu” portion of its investment. The standard creation fee for the InvesTop™ Corporate Bond Fund and the Lehman Aggregate Bond Fund is $500.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities (“Fund Securities”) received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee listed below. Notwithstanding the foregoing, the Trust will substitute a cash-in-lieu amount to replace any Fund Security of the Lehman Aggregate Bond Fund that is a TBA transaction. The amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the InvesTop™ Corporate Bond Fund and the Lehman Aggregate Bond Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The standard redemption transaction fee for redemptions in kind of Creation Units of these Funds is $500. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders for the Funds. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date (2:00 p.m. Eastern time for the iShares Lehman Aggregate Bond Fund or redemptions seeking a cash-in-lieu amount); (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the relevant Fund are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105% of the missing shares (market to market daily).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). To qualify for treatment as a RIC, a fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the fund’s taxable year, (a) at least 50% of the market value of the fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the fund (within the meaning of Section 851(c)(2) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies).

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of Fund shares if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Foreign Income Taxes. The iShares GS $ InvesTop™ Corporate Bond Fund may be subject to foreign income taxes withheld from distributions it receives on its foreign securities. It is unlikely that the Fund will be permitted to “pass through” these foreign taxes to its shareholders. Accordingly, the Fund may either take a deduction for the foreign taxes it has paid in computing its investment company taxable income or credit the foreign taxes against its U.S. federal income tax liability, if any.

Original Issue Discount. Special federal income tax rules apply to the inflation-indexed bonds held by the TIPS Bond Fund. Generally, all stated interest on such bonds is taken into income by the Fund under its regular method of accounting for interest income. The amount of a positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as original issue discount (OID). The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Fund’s OID in a taxable year with respect to a bond will increase the Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustment, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated, interest, OID, and market discount, if any) otherwise includible in the Fund’s income with respect to the bond for the taxable year.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV for the Lehman TIPS Bond Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. For all other Funds listed in this SAI, the NAV is calculated by Investors Bank and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

In computing a Fund’s NAV, fixed income securities are normally valued based on information provided by the Fund’s Index Provider. Fixed income securities are normally valued using data that reflects the latest quoted bid prices as of 3:00 p.m. Eastern time, the generally observed close of the U.S. bond markets. Other portfolio securities and instruments are normally valued using market quotations. Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost. Securities held under a repurchase agreement generally will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. Securities and other assets for which current market quotations are not readily available will be valued at fair value by BGI in accordance with BGI’s Pricing Policy. The Trust’s Board of Trustees has expressly delegated the authority to make such fair value determinations to BGI; however, the Board is responsible for the oversight of BGI and retains the authority to make any valuations decisions as the Board deems appropriate. A Fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the generally observed close of the U.S. bond market.

The approximate value of shares of a Fund will be disseminated every fifteen seconds throughout the trading day. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

The disseminated approximate value of shares of a Fund is determined by third-party pricing services using price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds and also may trade in shares of the Funds. No third-party pricing service, broker-dealer providing prices to such service, or any other entity involved in, or responsible for, the calculation or dissemination of the approximate value makes any warranty or guarantee as to the accuracy or completeness of any such prices or approximate value, and such entities shall not have any liability to Fund investors for any errors, omissions or interruptions therein.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Financial Statements

The Funds’ audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, a registered public accounting firm, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent registered public accounting firm and accountants of the Trust. They audit the Funds’ financial statements and may perform other services.

BGI-F-032-07004

Other Information

Item 23.	Exhibits:

Exhibit Number	Description

(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b)	Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is filed herewith.

(d.3)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(d.4)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(d.5)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S.

Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2.)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is filed herewith.

(e.3)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(e.4)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(e.5)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(e.6)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is filed herewith.

(g.3)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(g.4)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(g.5)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(g.6)	Securities Lending Agency Agreement between Barclays Global Investors and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(g.7)	Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1)	Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares

Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is filed herewith.

(h.3)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(h.4)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(h.5)	Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund is filed herewith.

(h.7)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(h.8)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund, and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(h.9)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.10)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.11)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.12)	Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.13)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.14)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.15)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund and iShares Goldman Sachs Software Index Fund to be filed by amendment.

(h.16)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.17)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.18)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.19)	Sublicense Agreements between Barclays Global Investors, N.A. and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund and iShares S&P 1500 Index Fund to be filed by amendment.

(h.20)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.21)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.22)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund to be filed by amendment.

(h.23)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund to be filed by amendment.

(h.24)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares FTSE/Xinhua China 25 Index Fund to be filed by amendment.

(h.25)	Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares

Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(i)	Legal Opinion and Consent of Counsel is filed herewith.

(j)	Consent of PricewaterhouseCoopers LLC is filed herewith.

(k)	Not applicable.

(1.1)	Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.2)	Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.3)	Code of SEI Investments Company as amended December 2001 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 50 to the Registration Statement of SEI Tax Exempt Trust (SEC Nos. 2-76990 and 811-3447), filed December 30, 2002.

(q.1)	Power of Attorney dated February 28, 2002 for John B. Carroll, Richard K. Lyons, Nathan Most, George G.C. Parker and W. Allen Reed is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

(q.2)	Power of Attorney dated December 22, 2003 for John E. Martinez is filed herewith.

Item 24.	Persons Controlled By or Under Common Control with Registrant:

None

Item 25.	Indemnification:

The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)	Business and Other Connections of the Investment Adviser:

The Trust is advised by Barclays Global Fund Advisors (“BGFA”), a wholly-owned subsidiary of Barclays Global Investors, N.A. (“BGI”), 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Richard Ricci Director	Director and chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27.	Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
STI Classic Funds	May 29, 1992
The Arbor Fund	January 28, 1993
Bishop Street Funds	January 27, 1995
STI Classic Variable Trust	August 18, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Expedition Funds	June 9, 1997
Oak Associates Funds	February 27, 1998
The Nevis Fund, Inc.	June 29, 1998
CNI Charter Funds	April 1, 1999
Amerindo Funds Inc.	July 13, 1999

iShares, Inc.	January 28, 2000
iShares Trust	April 25, 2000
Pitcairn Funds	August 1, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
The MDL Funds	January 24, 2001
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
TT International USA Master Trust	October 6, 2003
TT International USA Feeder Trust	October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Carl A. Guarino	Director, Executive Vice President	—
Edward D. Loughlin	Director, Executive Vice President	—
Wayne M. Withrow	Director, Executive Vice President	—
Kevin Barr	President & Chief Operating Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
John Munch	General Counsel & Vice President	—
Kevin P. Robins	Senior Vice President	—
Robert Crudup	Senior Vice President	—
Kenneth Zimmer	Senior Vice President	—
Timothy D. Barto	Assistant Secretary	—
Richard A. Deak	Assistant Secretary	—
Lydia A. Gavalis	Assistant Secretary	—
Lori L. White	Assistant Secretary	—
William E. Zitelli, Jr.	Assistant Secretary	—
Karen LaTourette	Compliance Officer & Assistant Secretary	—
Scott W. Dellorfano	Vice President	—
Michael Farrell	Vice President	—
Greg Gettinger	Vice President	—
Mark J. Held	Vice President	—
Jack May	Vice President	—
Joanne Nelson	Vice President	—
Maria Rinehart	Vice President	—

Item 28.	Location of Accounts and Records:

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29.	Management Services:

Not applicable.

Item 30.	Undertaking:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectivenes of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of June, 2004.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss
Director and President
Date: June 28, 2004

John B. Carroll*
Director
Date: June 28, 2004

Richard K. Lyons*
Director
Date: June 28, 2004

John E. Martinez*
Director
Date: June 28, 2004

Nathan Most*
Director
Date: June 28, 2004

George G. C. Parker*
Director
Date: June 28, 2004

W. Allen Reed*
Director
Date: June 28, 2004

*By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss
Attorney in fact
Date: June 28, 2004

Power of Attorney dated February 28, 2002 for John B. Carroll, Richard K. Lyons, Nathan Most, George G.C. Parker and W. Allen Reed is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002. Power of Attorney dated December 22, 2003 for John E. Martinez is filed herewith as Exhibit (q.2).

Exhibit Number	Description

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund.

(e.2.)	Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund.

(g.2)	Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund.

(h.2)	Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund.

(h.6)	Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund.

(i)	Legal Opinion and Consent of Counsel.

(j)	Consent of PricewaterhouseCoopers LLC.

(q)	Power of Attorney for John E. Martinez dated December 22, 2003.